Stock Based Compensation (Summary of Aggregate Warrants) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of Shares Remaining Warrants, Outstanding	338,225	0
Granted	3,149,721	338,225
Eexercised	(1,063,981)	0
Number of Shares Remaining Warrants, Outstanding	2,423,965	338,225
Exercisable	2,423,965	338,225
Weighted Average Exercise Price, Outstanding	$ 3.38	$ 0
Granted	$ 1.28	$ 3.38
Exercised	$ 1.00	$ 0
Weighted Average Exercise Price, Outstanding	$ 1.70	$ 3.38
Exercisable	$ 1.70	$ 3.38